Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	WADDELL & REED ADVISORS FUNDS
Prospectus Date	rr_ProspectusDate	Oct. 30, 2015
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Accumulative Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Core Investment Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Dividend Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors New Concepts Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Tax-Managed Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Vanguard Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Global Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Asset Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Continental Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Energy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).

Waddell & Reed Advisors Science and Technology Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	wraf_SupplementTextBlock

Waddell & Reed Advisors Funds

Supplement dated January 29, 2016 to the

Waddell & Reed Advisors Equity Funds Prospectus

dated October 30, 2015

The following replaces the third sentence of the "Fees and Expenses" section on pages 3, 7, 11, 15, 19, 23, 27, 31, 35, 39, 45, 49 and 53 of the Waddell & Reed Advisors Equity Funds prospectus:

More information about these and other discounts is available from your financial professional and in the Sales Charge Reductions section on page 86 of the Fund's prospectus and in the Purchase, Redemption and Pricing of Shares section on page 89 of the Fund's statement of additional information (SAI).